Note 17 - Financial Instruments - Changes in Fair Value of Level 3 Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Closing balance	$ 3,332	$ 3,222
Change in fair value of 2014 Warrants, included in the consolidated statements of comprehensive loss	(1,417)	256
Adjustment for cashless exercise of 2014 Warrants, included in Additional paid-in capital line item of consolidated balance sheets		(146)
Closing balance	$ 1,915	$ 3,332